Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.4%
Banco do Brasil SA	5,819	$23,782
Cia. Siderurgica Nacional SA	2,644	4,856
Hypera SA	2,719	8,744
JBS SA	4,430	27,227
Natura & Co. Holding SA	7,137	16,061
Petroleo Brasileiro SA	5,454	38,887
Vale SA	13,244	130,111
		249,668
Chile — 0.5%
Cencosud SA	5,308	11,172
Empresas CMPC SA	3,725	5,818
Empresas Copec SA	1,384	8,655
Enel Americas SA	58,875	5,405
Enel Chile SA	119,670	6,577
		37,627
China — 30.1%
AAC Technologies Holdings Inc.	1,500	6,780
Agricultural Bank of China Ltd., Class A	8,000	5,314
Agricultural Bank of China Ltd., Class H	90,000	45,085
Alibaba Group Holding Ltd.	33,300	363,677
Anhui Conch Cement Co. Ltd., Class H	5,000	13,105
Autohome Inc., ADR	550	15,130
Baidu Inc., Class A(a)	16,300	173,042
Bank of China Ltd., Class H	260,000	121,229
Bank of Communications Co. Ltd., Class A	11,000	11,144
Bank of Communications Co. Ltd., Class H	35,000	25,354
Beijing Enterprises Holdings Ltd.	2,500	7,882
Beijing Enterprises Water Group Ltd.	20,000	5,486
BYD Electronic International Co. Ltd.	2,000	8,947
China CITIC Bank Corp. Ltd., Class H	35,000	22,363
China Coal Energy Co. Ltd., Class H	10,000	11,893
China Communications Services Corp. Ltd., Class H	10,000	5,270
China Construction Bank Corp., Class H	352,000	266,133
China Everbright Bank Co. Ltd., Class H	25,000	8,691
China Feihe Ltd.(b)	28,000	20,705
China Galaxy Securities Co. Ltd., Class H	7,000	6,362
China Gas Holdings Ltd.	17,000	14,124
China Hongqiao Group Ltd.	10,000	14,687
China Life Insurance Co. Ltd., Class H	30,000	57,289
China Longyuan Power Group Corp. Ltd., Class H	10,000	8,278
China Mengniu Dairy Co. Ltd.	17,000	37,438
China Merchants Port Holdings Co. Ltd.	10,000	15,859
China Minsheng Banking Corp. Ltd., Class A	11,500	6,303
China Minsheng Banking Corp. Ltd., Class H	22,500	8,780
China National Building Material Co. Ltd., Class H	10,000	4,291
China Pacific Insurance Group Co. Ltd., Class H	10,400	32,925
China Petroleum & Chemical Corp., Class H	72,000	38,692
China Railway Group Ltd., Class A	9,500	8,436
China Railway Group Ltd., Class H	25,000	12,084
China Resources Pharmaceutical Group Ltd.(b)	7,500	5,071
China Resources Power Holdings Co. Ltd.	6,000	13,747
China State Construction Engineering Corp. Ltd., Class A	14,000	11,599
China State Construction International Holdings Ltd.	12,000	16,755
China Tower Corp. Ltd., Class H(b)	438,000	57,634
China United Network Communications Ltd., Class A	13,500	9,623
China Vanke Co. Ltd., Class A(a)	1,500	1,790
CITIC Ltd.	30,000	33,536
Cosco Shipping Holdings Co. Ltd., Class A	4,000	7,530
Cosco Shipping Holdings Co. Ltd., Class H	12,500	17,545
CRRC Corp. Ltd., Class H	25,000	14,647
Security	Shares	Value
China (continued)
Fosun International Ltd.	10,000	$5,438
GCL Technology Holdings Ltd.(a)	42,000	7,875
Haitong Securities Co. Ltd., Class H	11,200	10,004
Hengan International Group Co. Ltd.	2,500	7,181
Huaneng Power International Inc., Class H	10,000	5,216
Huayu Automotive Systems Co. Ltd., Class A	2,000	4,688
Industrial & Commercial Bank of China Ltd., Class A	16,900	14,357
Industrial & Commercial Bank of China Ltd., Class H	301,000	177,470
Industrial Bank Co. Ltd., Class A	3,000	7,498
Jiangxi Copper Co. Ltd., Class H	5,000	8,071
KE Holdings Inc., ADR	824	15,532
Lenovo Group Ltd.	40,000	47,333
New China Life Insurance Co. Ltd., Class H	3,500	10,757
Orient Overseas International Ltd.	500	6,411
People's Insurance Co. Group of China Ltd. (The), Class H	50,000	23,933
PetroChina Co. Ltd., Class H	54,000	38,448
Ping An Insurance Group Co. of China Ltd., Class H	15,500	90,145
Postal Savings Bank of China Co. Ltd., Class H(b)	45,000	25,629
SAIC Motor Corp. Ltd., Class A	2,500	6,084
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	10,000	5,784
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,500	9,190
Shanghai Pudong Development Bank Co. Ltd., Class A	5,500	7,218
Sinopharm Group Co. Ltd., Class H	6,000	15,728
Vipshop Holdings Ltd., ADR	1,895	26,170
Weichai Power Co. Ltd., Class H	9,000	12,480
Wens Foodstuff Group Co. Ltd., Class A	2,500	6,012
Xinyi Solar Holdings Ltd.	32,000	14,294
Zhongsheng Group Holdings Ltd.	5,000	9,919
ZTE Corp., Class H	3,000	7,331
		2,218,451
Egypt — 0.1%
Eastern Co. SAE	13,039	7,133
Greece — 0.4%
Alpha Services and Holdings SA	8,139	12,659
Jumbo SA	200	5,223
Piraeus Financial Holdings SA	3,103	11,410
		29,292
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	1,490	10,212
Richter Gedeon Nyrt	795	21,147
		31,359
India — 17.1%
Aurobindo Pharma Ltd.	660	9,887
Bajaj Auto Ltd.	140	14,992
Bank of Baroda	4,588	13,417
Bharat Petroleum Corp. Ltd.	2,488	8,642
Canara Bank	8,303	10,056
Cipla Ltd.	1,280	23,274
Coal India Ltd.	2,310	11,426
DLF Ltd.	990	9,676
Dr Reddy's Laboratories Ltd.	1,150	16,386
GAIL India Ltd.	4,245	10,063
HCL Technologies Ltd.	3,295	72,292
Hero MotoCorp Ltd.	240	13,555
Hindalco Industries Ltd.	2,050	15,967
Hindustan Petroleum Corp. Ltd.	2,630	11,971
Indian Oil Corp. Ltd.	5,810	9,572
Indus Towers Ltd.(a)	5,796	24,048
IndusInd Bank Ltd.	784	9,260
Infosys Ltd.	12,108	267,038

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Jindal Steel & Power Ltd.	548	$5,900
JSW Steel Ltd.	995	11,416
Lupin Ltd.	625	15,187
Mahindra & Mahindra Ltd.	3,710	130,691
Maruti Suzuki India Ltd.	416	54,653
MRF Ltd.	5	7,424
NTPC Ltd.	15,187	65,578
Oil & Natural Gas Corp. Ltd.	11,549	35,191
Power Finance Corp. Ltd.	3,270	19,205
REC Ltd.	2,865	18,107
Samvardhana Motherson International Ltd.	8,638	16,687
Shriram Finance Ltd.	506	18,110
State Bank of India	5,695	56,681
Sun Pharmaceutical Industries Ltd.	3,640	76,830
Tata Motors Ltd.	8,065	75,386
Tata Steel Ltd.	18,060	30,991
Tech Mahindra Ltd.	1,285	26,109
Union Bank of India Ltd.	10,757	15,548
Vedanta Ltd.	2,035	10,951
Wipro Ltd.	3,030	20,793
		1,262,960
Indonesia — 2.0%
Adaro Energy Indonesia Tbk PT	47,000	6,170
Astra International Tbk PT	106,500	34,311
Bank Negara Indonesia Persero Tbk PT	36,500	11,487
Charoen Pokphand Indonesia Tbk PT	24,200	7,132
Indah Kiat Pulp & Paper Tbk PT	8,400	3,848
Indofood Sukses Makmur Tbk PT	17,000	8,100
Telkom Indonesia Persero Tbk PT	393,600	67,489
United Tractors Tbk PT	4,500	7,602
		146,139
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	10,940	16,408
Malaysia — 1.2%
AMMB Holdings Bhd	3,000	3,638
CIMB Group Holdings Bhd	11,500	21,343
Genting Bhd	10,500	8,842
Genting Malaysia Bhd	10,200	4,960
IOI Corp. Bhd	5,000	4,278
Kuala Lumpur Kepong Bhd	1,000	4,700
MISC Bhd	8,000	13,048
PPB Group Bhd	4,100	12,111
RHB Bank Bhd	4,000	6,084
Sime Darby Bhd	20,100	10,320
		89,324
Mexico — 2.3%
Alfa SAB de CV, Class A	20,700	15,699
America Movil SAB de CV, Series B	81,400	60,531
Arca Continental SAB de CV	3,000	25,499
Cemex SAB de CV, NVS	44,700	24,980
Coca-Cola Femsa SAB de CV	3,000	23,951
Fibra Uno Administracion SA de CV	6,000	6,277
Gruma SAB de CV, Class B	514	8,803
Promotora y Operadora de Infraestructura SAB de CV	560	5,347
		171,087
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	195	2,359
Philippines — 0.5%
Ayala Corp.	650	6,790
Metropolitan Bank & Trust Co.	6,500	8,460
Security	Shares	Value
Philippines (continued)
PLDT Inc.	275	$6,097
SM Prime Holdings Inc.	10,300	4,642
Universal Robina Corp.	5,300	7,135
		33,124
Poland — 0.9%
Bank Polska Kasa Opieki SA	725	24,234
KGHM Polska Miedz SA	328	10,314
ORLEN SA	1,768	22,243
PGE Polska Grupa Energetyczna SA(a)	6,247	10,373
		67,164
Qatar — 0.5%
Commercial Bank PSQC (The)	4,205	4,842
Industries Qatar QSC	2,930	10,438
Ooredoo QPSC	5,520	17,926
		33,206
Saudi Arabia — 4.6%
Almarai Co. JSC	805	11,981
Arab National Bank	1,981	10,077
Banque Saudi Fransi	1,005	8,218
Etihad Etisalat Co.	1,045	15,354
Jarir Marketing Co.	2,430	8,224
Mobile Telecommunications Co. Saudi Arabia	2,305	6,344
SABIC Agri-Nutrients Co.	309	9,116
Saudi Awwal Bank	2,396	19,774
Saudi Basic Industries Corp.	1,750	32,094
Saudi Electricity Co.	1,870	8,280
Saudi National Bank (The)	8,981	77,602
Saudi Telecom Co.	11,391	120,685
Savola Group (The)(a)	2,076	13,424
		341,173
South Africa — 2.3%
Absa Group Ltd.	1,605	15,367
Aspen Pharmacare Holdings Ltd.	1,875	17,240
Exxaro Resources Ltd.	790	7,323
Harmony Gold Mining Co. Ltd.	1,325	12,223
Impala Platinum Holdings Ltd.(a)	1,925	10,962
MTN Group Ltd.	7,976	35,790
NEPI Rockcastle NV	1,090	8,456
Old Mutual Ltd.	15,525	10,935
Pepkor Holdings Ltd.(b)	6,500	9,652
Remgro Ltd.	1,710	14,302
Sibanye Stillwater Ltd.(a)	5,275	5,294
Vodacom Group Ltd.	3,820	21,619
		169,163
South Korea — 7.4%
CJ CheilJedang Corp.	35	6,637
GS Holdings Corp.	260	7,826
Hankook Tire & Technology Co. Ltd.	438	11,871
Hyundai Motor Co.	602	94,884
Industrial Bank of Korea	1,495	15,972
Kia Corp.	1,146	76,739
Korea Electric Power Corp.(a)	885	15,386
Kumho Petrochemical Co. Ltd.	19	1,351
LG H&H Co. Ltd.	29	6,482
LG Uplus Corp.	1,580	13,149
Lotte Chemical Corp.	123	5,708
SK Hynix Inc.	2,095	244,598
SK Inc.	243	23,872
Woori Financial Group Inc.	1,892	22,717
		547,192

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan — 17.9%
Acer Inc.	5,000	$5,859
ASE Technology Holding Co. Ltd.	11,000	52,260
Asustek Computer Inc.	4,000	72,969
AUO Corp.	10,000	4,821
Catcher Technology Co. Ltd.	5,000	30,385
Cathay Financial Holding Co. Ltd.	25,000	50,859
Compal Electronics Inc.	20,000	22,812
Eva Airways Corp.	5,000	6,423
Evergreen Marine Corp. Taiwan Ltd.	6,000	40,310
Far Eastern New Century Corp.	5,000	5,166
Formosa Chemicals & Fibre Corp.	12,000	12,561
Formosa Plastics Corp.	5,000	6,389
Gigabyte Technology Co. Ltd.	2,000	16,881
Globalwafers Co. Ltd.	2,000	25,401
Hon Hai Precision Industry Co. Ltd.	37,000	225,318
Hotai Motor Co. Ltd.	1,000	19,013
Innolux Corp.	22,000	10,318
Inventec Corp.	5,000	7,621
KGI Financial Holding Co. Ltd.	25,000	13,303
Largan Precision Co. Ltd.	1,000	75,454
Lite-On Technology Corp.	10,000	32,262
MediaTek Inc.	4,000	157,057
Micro-Star International Co. Ltd.	4,000	21,203
Nan Ya Plastics Corp.	6,000	7,179
Nanya Technology Corp.(a)	5,000	5,193
Novatek Microelectronics Corp.	2,000	30,003
Pegatron Corp.	10,000	29,210
Pou Chen Corp.	6,000	7,566
Quanta Computer Inc.	8,000	72,728
Realtek Semiconductor Corp.	1,000	14,775
Shin Kong Financial Holding Co. Ltd.(a)	55,000	19,639
Synnex Technology International Corp.	1,000	2,340
Taishin Financial Holding Co. Ltd.	13,000	6,864
TCC Group Holdings Co. Ltd.	5,000	5,166
Unimicron Technology Corp.	3,000	13,915
United Microelectronics Corp.	54,000	73,261
Walsin Lihwa Corp.	9,000	7,256
Wan Hai Lines Ltd.	3,000	7,714
Wistron Corp.	5,000	17,651
WPG Holdings Ltd.	5,000	10,896
Yageo Corp.	2,000	31,940
Yang Ming Marine Transport Corp.	11,000	24,929
Zhen Ding Technology Holding Ltd.	4,000	14,230
		1,317,100
Thailand — 1.3%
Charoen Pokphand Foods PCL, NVDR	25,700	17,953
CP Axtra PCL	9,461	9,586
Kasikornbank PCL, NVDR	2,000	8,787
Krung Thai Bank PCL, NVDR	13,000	7,597
PTT Exploration & Production PCL, NVDR	4,000	14,902
PTT Global Chemical PCL, NVDR	5,800	4,289
PTT PCL, NVDR	15,500	14,597
SCB X PCL, NVDR	2,500	8,346
Siam Cement PCL (The), NVDR	1,500	8,053
		94,110
Security	Shares	Value
Turkey — 1.8%
Akbank TAS	18,181	$31,886
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,132	12,268
Coca-Cola Icecek A/S	8,543	13,099
Turk Hava Yollari AO(a)	4,273	35,114
Turkiye Is Bankasi AS, Class C	38,315	15,079
Turkiye Sise ve Cam Fabrikalari AS	6,497	7,613
Yapi ve Kredi Bankasi A/S	17,190	14,710
		129,769
United Arab Emirates — 1.2%
Aldar Properties PJSC	7,480	15,351
Emaar Properties PJSC	16,215	42,183
Emirates NBD Bank PJSC	6,165	33,590
		91,124
Total Common Stocks — 96.1% (Cost: $7,074,784)		7,084,932
Preferred Stocks
Brazil — 1.5%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,042	6,688
Gerdau SA, Preference Shares, NVS	3,840	12,943
Petroleo Brasileiro SA, Preference Shares, NVS	14,132	92,024
		111,655
South Korea — 2.1%
Hyundai Motor Co.
Preference Shares, NVS	70	7,912
Series 2, Preference Shares, NVS	130	15,001
Samsung Electronics Co. Ltd., Preference Shares, NVS	3,935	131,527
		154,440
Total Preferred Stocks — 3.6% (Cost: $301,316)		266,095
Rights
Indonesia — 0.0%
Alamtri Resources Indonesia Tbk PT, (Expires 12/17/24)	10,709	—
Total Rights — 0.0% (Cost: $—)		—
Total Investments — 99.7% (Cost: $7,376,100)		7,351,027
Other Assets Less Liabilities — 0.3%		20,209
Net Assets — 100.0%		$7,371,236

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Value Factor ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$768,721	$6,316,211	$—	$7,084,932
Preferred Stocks	111,655	154,440	—	266,095
Rights	—	—	—	—
	$880,376	$6,470,651	$—	$7,351,027

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company